CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS
18. CURRENT RECEIVABLES AND OTHER CURRENT ASSETS

Current receivables and other current assets are as follows:

	At December 31,
	2024	2023
	(€ thousand)
Trade receivables	349,176	261,380
Receivables from financing activities	1,661,632	1,451,158
Current tax receivables	15,918	11,616
Other current assets	137,763	130,228
Total	2,164,489	1,854,382

Trade receivables

The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2024	2023
	(€ thousand)
Trade receivables due from:
Dealers	153,894	122,177
Sponsorship and commercial activities	81,863	32,357
Brand activities	26,189	30,587
Stellantis Group companies	3,654	20,398
Other	83,576	55,861
Total	349,176	261,380
Trade receivables due from dealers relate to receivables for the sale of cars across the dealer network and are generally settled within 30 to 40 days from the date of invoice.

Trade receivables due from sponsorship and commercial activities mainly relate to the Group’s participation in the Formula 1 World Championship and the World Endurance Championship. Trade receivables due from brand activities relate to amounts receivable for licensing and merchandising activities. Trade receivables due from Stellantis Group companies mainly relate to the sale of engines and car bodies to Maserati S.p.A., which is controlled by the Stellantis Group. The contract with Maserati ended in December 2023. For additional information, see Note 28 “Related Party Transactions”.

The Group is not exposed to significant concentration of third party credit risk.

The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2024	2023
	(€ thousand)
Trade receivables denominated in:
Euro	166,846	118,104
U.S. Dollar	152,537	118,233
Pound Sterling	12,814	6,096
Chinese Yuan	4,701	5,099
Japanese Yen	6,104	7,230
Other currencies	6,174	6,618
Total	349,176	261,380
Trade receivables are shown net of an allowance for doubtful accounts determined on the basis of insolvency risk and historical experience, adjusted for forward-looking factors specific to the receivables and the economic environment. Additional provisions to the allowance for doubtful accounts are recorded within selling, general and administrative costs in the consolidated income statement.

Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2024	2023
	(€ thousand)
At January 1	25,418	25,800
Additional provisions	10,884	2,767
Utilizations	(2,104)	(1,845)
Releases	(828)	(1,280)
Other changes	6	(24)
At December 31	33,376	25,418
Receivables from financing activities

Receivables from financing activities relate to financing provided by the Group to Ferrari clients to finance their car acquisitions in the United States. The underlying receivables are denominated in U.S. Dollars and are generally secured on the title of cars or other guarantees.

During 2024 the average contractual duration at inception of such contracts was approximately 68 (67 months in 2023) and the weighted average interest rate was approximately 8.3 percent (approximately 7.8 percent in 2023). Receivables for client financing are generally secured on the titles of the related cars or other personal guarantees.

Receivables from financing activities are shown net of an allowance for doubtful accounts and additional provisions are recorded within cost of sales in the consolidated income statement. Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2024	2023
	(€ thousand)
At January 1	11,165	9,950
Additional provisions	10,038	6,423
Utilizations	(5,293)	(3,509)
Releases	(57)	(1,327)
Other changes	694	(372)
At December 31	16,547	11,165
Other current assets

Other current assets are detailed as follows:

	At December 31,
	2024	2023
	(€ thousand)
Italian and foreign VAT credits	56,837	65,529
Prepayments	63,983	53,846
Other	16,943	10,853
Total other current assets	137,763	130,228
    Other includes security deposits, amounts due from personnel and other receivables.

At December 31, 2024, the Group had provided guarantees through third parties amounting to €225,438 thousand (€236,910 thousand at December 31, 2023), principally to (i) banks for a U.S. Dollar denominated credit facility of FFS Inc., (ii) tax authorities for VAT reimbursements according to Italian legislation and (iii) customs authorities for duties on import and export activities.

The analysis of receivables and other current assets (excluding prepayments) by due date is as follows:

	At December 31, 2024
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	302,025	—	—	47,151	349,176
Receivables from financing activities (1)	237,414	1,226,598	90,417	107,203	1,661,632
Current tax receivables	11,454	4,464	—	—	15,918
Other current assets (excluding prepayments)	73,389	—	—	391	73,780
Total	624,282	1,231,062	90,417	154,745	2,100,506

	At December 31, 2023
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	225,445	—	—	35,935	261,380
Receivables from financing activities (1)	223,841	1,076,552	68,736	82,029	1,451,158
Current tax receivables	11,616	—	—	—	11,616
Other current assets (excluding prepayments)	76,382	—	—	—	76,382
Total	537,284	1,076,552	68,736	117,964	1,800,536
_____________________________
(1)Excluding interest generated on these receivables. If a counterparty to the receivables has failed to make at least one contractual payment by the respective due date, the entire amount of the receivable is considered overdue.
Overdue amounts represent receivables and other current assets where payments are past their due date.